COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies
Schedule of operating lease right-of-use assets
In Thousands of US Dollars
Operation
lease
right-of-use
asset
Balances as of January 1, 2019	$393
Accumulated amortization	(253)
Other	(4)
Balances as of December 31, 2019	$136

Schedule of operating lease liability
In Thousands of US Dollars
Total

Balances as of January 1, 2019	$405
Repayments of lease liability	(277)
Other	19
Balances as of December 31, 2019	$147
Lease liability due within one year	$144
Lease liability long term	$3